Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model	12 Months Ended
Dec. 31, 2021
October 2017 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Expected dividend	0.00%
Expected volatility	64.00%
Risk free interest	1.16%
Vesting conditions	four equal batches, following one, two, three and four years from their grant date
Expected term	6 years
January 2019 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Expected dividend	0.00%
Expected volatility	74.00%
Risk free interest	1.45%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018
Expected term	6 years
July 2019 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Expected dividend	0.00%
Expected volatility	75.00%
Risk free interest	1.12%
Vesting conditions	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter
Expected term	6 years
June 2020 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Expected dividend	0.00%
Expected volatility	74.00%
Risk free interest	0.53%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020
Expected term	6 years
July 2020 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Expected dividend	0.00%
Expected volatility	74.00%
Risk free interest	0.37%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020
Expected term	6 years
October 2020 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Expected dividend	0.00%
Expected volatility	76.00%
Risk free interest	0.42%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing October 22, 2020
Expected term	6 years
June 2021 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Expected dividend	0.00%
Expected volatility	87.00%
Risk free interest	0.69%
Vesting conditions	Will vest over a period of 3 years commencing on April 1, 2021(except for 2,000,000 options commencing on June 1, 2021), with 1/12 of such options vesting at the end of each subsequent three-month period following the grant
Expected term	6 years
October 2021 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Expected dividend	0.00%
Expected volatility	85.00%
Risk free interest	0.47%
Vesting conditions	Will vest over a period of 3 years commencing on October 12, 2021, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant
Expected term	6 years